Fair values of financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value of financial instruments measured at amortized cost	The carrying value and estimated fair value of our financial instruments that are measured at amortized cost as at December 31, 2021 and December 31, 2020 are as follows:

	December 31, 2021		December 31, 2020
	(As adjusted)		(As adjusted)
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Related party loans receivable (Level 2)	9	9	6	6
Liabilities
Liability subject to compromise- Secured credit facilities ( Level 3)	1,966	5,544	922	5,545
Liability subject to compromise - Related Party Loans Payable (Level 3)	176	503	424	426